Principles underlying preparation of consolidated financial statements	12 Months Ended
Dec. 31, 2018
Principles underlying preparation of consolidated financial statements
Principles underlying preparation of consolidated financial statements

2.Principles underlying preparation of consolidated financial statements

2.1Basis of preparation

The consolidated financial statements are prepared on a historical cost basis. The consolidated financial statements are presented in Russian rubles (“RUB”) and all values are rounded to the nearest million (RUB (000,000)) except when otherwise indicated.

The Group’s subsidiaries maintain and prepare their accounting records and prepare their statutory accounting reports in accordance with domestic accounting legislation. Standalone financial statements of subsidiaries are prepared in their respective functional currencies (see Note 3.3 below).

The Group accounts are prepared in accordance with the IFRS standards and interpretations, as published by the IASB. These consolidated financial statements are based on the underlying accounting records appropriately adjusted and reclassified for fair presentation in accordance with IFRS. IFRS adjustments include and affect but not limited to such major areas as consolidation, revenue recognition, accruals, deferred taxation, fair value adjustments, business combinations and impairment.

2.2Basis of consolidation

The consolidated financial statements comprise the financial statements of QIWI plc and its subsidiaries as of December 31 each year.

Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.

Specifically, the Group controls an investee if and only if the Group has:

•	Power over the investee (i.e. existing rights that give it the current ability to direct the relevant activities of the investee),
•	Exposure, or rights, to variable returns from its involvement with the investee, and
•	The ability to use its power over the investee to affect its returns.

When the Group has less than a majority of the voting or similar rights of an investee, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

•	The contractual arrangement with the other vote holders of the investee,
•	Rights arising from other contractual arrangements,
•	The Group’s voting rights and potential voting rights.

The Group re-assesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group losses control of the subsidiary. Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the statement of comprehensive income from the date the Group gains control until the date the Group ceases to control the subsidiary. The financial statements of the subsidiaries are prepared for the same reporting period as the parent company, using consistent accounting policies.

All intra-group balances, income, expenses and unrealized gains and losses resulting from intra-group transactions are eliminated in full, except for the foreign exchange gains and losses arising on intra-group loans.

Profit or loss and each component of other comprehensive income (OCI) are attributed to the equity holders of the parent of the Group and to the non-controlling interests, even if this results in the non-controlling interests having a deficit balance. When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with the Group’s accounting policies.

A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction. If the Group loses control over a subsidiary, it:

•	Derecognises the assets (including goodwill) and liabilities of the subsidiary.
•	Derecognises the carrying amount of any non-controlling interests, including any components of other comprehensive income attributable to them.
•	Recognises the fair value of the consideration received.
•	Recognises the fair value of any investment retained.
•	Recognises any surplus or deficit in profit or loss.
•

Reclassifies to profit or loss or retained earnings, as appropriate, the amounts previously recognized in OCI as would be required if the Group had directly disposed of the related assets or liabilities.

2.3Changes in accounting policies

The accounting policies adopted in the preparation of the consolidated financial statements are consistent with those followed in the preparation of the Group’s annual financial statements for the year ended December 31, 2017, except for the adoption of the new and amended IFRS and IFRIC interpretations as of January 1, 2018. The Group has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.

The Group applies IFRS 9 Financial Instruments and IFRS 15 Revenue from Contracts with Customers for the first time in 2018. The nature and effect of changes to the Group’s financial statements as a result of adopting these standards are disclosed below.

Several other amendments and interpretations are applied for the first time in 2018, but do not have an impact on the consolidated financial statements of the Group.

IFRS 9 Financial Instruments

IFRS 9 Financial Instruments replaces IAS 39 Financial Instruments: Recognition and Measurement for annual periods beginning on or after January 1, 2018, bringing together all three aspects of the accounting for financial instruments: classification and measurement; impairment; and hedge accounting.

The Group applied IFRS 9 prospectively, with the initial application date of January 1, 2018 without adjusting the comparative information for the prior periods.

(a)	Classification and measurement

Under IFRS 9, all debt financial assets that do not meet a “solely payment of principal and interest” (SPPI) criterion, are classified as accounted at fair value through profit or loss (FVPL). Under this criterion, debt instruments that do not correspond to a “basic lending arrangement”, such as instruments containing embedded conversion options or “non-recourse” loans, are measured at FVPL. For debt financial assets that meet the SPPI criterion, classification at initial recognition is determined based on the business model, under which these instruments are managed:

-	Instruments that are managed on a “hold to collect” basis are measured at amortised cost;
-	Instruments that are managed on a “hold to collect and for sale” basis are measured at fair value through other comprehensive income (FVOCI);
-	Instruments that are managed on other basis, including trading financial assets, will be measured at FVPL.

Equity financial assets are required to be classified at initial recognition as FVPL unless an irrevocable designation is made to classify the instrument as FVOCI. For equity investments classified as FVOCI, all realised and unrealised gains and losses, except for dividend income, are recognised in other comprehensive income with no subsequent reclassification to profit and loss.

The classification of financial liabilities remains largely unchanged from the current IAS 39 requirements. Derivatives will continue to be measured at FVPL. Embedded derivatives are no longer separated from a host financial asset.

The IFRS 9 had no impact on the Group’s balance sheet or equity on applying the classification requirements. The accounting for the Group’s financial assets and liabilities remains largely the same as it was under IAS 39. The Group continues measuring at fair value all financial assets currently held at fair value (FVPL). The Group analysed the contractual cash flow characteristics of cash at banks, debt securities, loans and trade receivables and concluded that they meet the criteria for amortised cost measurement under IFRS 9. Therefore, reclassification for these instruments was not required.

(b)	Impairment

The adoption of IFRS 9 has fundamentally changed the Group’s accounting for impairment losses for financial assets by replacing IAS 39’s incurred loss approach with a forward-looking expected credit loss (ECL) approach.

IFRS 9 requires the Group to record an allowance for ECLs for all loans and other debt financial assets not held at FVPL. The ECL allowance is based on the credit losses expected to arise over the life of the asset (the lifetime expected credit loss or LTECL), unless there has been no significant increase in credit risk since origination, in which case, the allowance is based on the 12 months’ expected credit loss (12mECL). The 12mECL is the portion of LTECL that represent the ECLs that result from default events on a financial instrument that are possible within the 12 months after the reporting date. Both LTECL and 12mECL are calculated on either an individual basis or a collective basis, depending on the nature of the underlying portfolio of financial instruments.

ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive. The shortfall is then discounted at an approximation to the asset’s original effective interest rate. The mechanics of the ECL calculations are outlined below and the key elements are as follows:

-PD

The Probability of Default is an estimate of the likelihood of default over a given time horizon. A default may only happen at a certain time over the assessed period, if the facility has not been previously derecognised and is still in the portfolio.

-EAD

The Exposure at Default is an estimate of the exposure at a future default date, taking into account expected changes in the exposure after the reporting date, including repayments of principal and interest, whether scheduled by contract or otherwise, expected drawdowns on committed facilities, and accrued interest from missed payments.

-LGD

The Loss Given Default is an estimate of the loss arising in the case where a default occurs at a given time. It is based on the difference between the contractual cash flows due and those that the lender would expect to receive, including from the realisation of any collateral. It is usually expressed as a percentage of the EAD.

For other financial assets (i.e., cash in banks, loans and debt instruments) and financial liabilities (i.e., financial guaranties and credit related commitments) the Group has established a policy to perform an assessment, at the end of each reporting period, of whether a financial instrument’s credit risk has increased significantly since initial recognition, by considering the change in the risk of default occurring over the remaining life of the financial instrument.

In all cases, the Group considers that there has been a significant increase in credit risk when contractual payments are more than 30 days past due. The Group considers a financial asset in default when contractual payment are 90 days past due (except for particular sort of Trade and other receivables of 60 days). However, in certain cases, the Group may also consider a financial asset to be in default when internal or external information indicates that the Group is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Group.

For Trade and other receivables, the Group has applied the standard’s simplified approach and has calculated ECLs based on lifetime expected credit losses. The Group has established a provision matrix that is based on the Group’s historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.

For instalment card loans and its undrawn credit commitments ELC calculation the Group uses internal historical instalment card loans loss rates statistics for assessment of probabilities of default. The loss given default is an estimate of the loss arising in the case where a default occurs at a given time and is based on internal statistics.

The adoption of the ECL requirements of IFRS 9 resulted in increases in impairment allowances of the Group’s financial assets. The increase in allowance resulted in adjustment to Retained earnings. The statement of financial position as at December 31, 2017 was restated for the amount presented in the table below (see clause (e)).

(c)	Hedge accounting

The Group does not use hedge accounting in its financial statements.

(d)	Other adjustments

In addition to the adjustments described above, on adoption of IFRS 9, other items of the primary financial statements such as deferred taxes and retained earnings were also adjusted.

(e)	Effect of transition to IFRS 9

Impact of adopting IFRS 9 on the statement of financial position (increase/(decrease)) as at December 31, 2017:

	Adjustments	Amount
Assets
Trade and other receivables	(b)	(33)
Loans issued	(b)	(108)
Debt instruments	(b)	(5)
Deferred tax assets	(d)	49
Total assets		(97)

Liabilities
Other current liabilities	(b)	111
Total Liabilities		111

Net impact on equity, Including		(208)
Retained earnings	(b), (d)	(208)

The reconciliations for the opening loss provision allowances under IAS 39 and provisions for loan commitments and financial guarantee contracts in accordance with IAS 37 Provisions Contingent Liabilities and Contingent Assets to the Expected Credit Losses (ECL) allowances under IFRS 9 are disclosed in the table below:

	Loan loss provision		ECLs under
	under IAS 39/IAS 37		IFRS 9 as of
Impairment allowance for:	as of December 31, 2017	Remeasurement	January 1, 2018
Debt instruments	—	(5)	(5)
Trade and other receivables	(545)	(33)	(578)
Loans issued	(321)	(108)	(429)
Undrawn credit commitments	—	(111)	(111)
	(866)	(257)	(1,123)

IFRS 15 Revenue from Contracts with Customers

IFRS 15 supersedes IAS 11 Construction Contracts, IAS 18 Revenue and related Interpretations and applies to all revenue arising from contracts with customers, unless those contracts are in the scope of other standards. The new standard establishes a five-step model to account for revenue arising from contracts with customers. Under IFRS 15, revenue is recognised at an amount that reflects the consideration to which an entity expects to be entitled in exchange for transferring goods or services to a customer.

The standard requires entities to exercise judgement, taking into consideration all of the relevant facts and circumstances when applying each step of the model to contracts with their customers. The standard also specifies the accounting for the incremental costs of obtaining a contract and the costs directly related to fulfilling a contract.

The Group analysed all aspects and requirements of IFRS 15 and noted no impact on its operations accounting or financial statements. The Group adopted IFRS 15 using the full retrospective method of adoption.

IFRIC 22 Foreign Currency Transactions and Advance Consideration

The Interpretation clarifies that, in determining the spot exchange rate to use on initial recognition of the related asset, expense or income (or part of it) on the derecognition of a non-monetary asset or non-monetary liability relating to advance consideration, the date of the transaction is the date on which an entity initially recognises the non-monetary asset or non-monetary liability arising from the advance consideration. If there are multiple payments or receipts in advance, then the entity must determine a date of the transactions for each payment or receipt of advance consideration. This Interpretation had no impact on the Group’s consolidated financial statements.

Amendments to IAS 28 Investments in Associates and Joint Ventures

The amendments clarify that an entity that is a venture capital organisation, or other qualifying entity, may elect, at initial recognition on an investment-by-investment basis, to measure its investments in associates and joint ventures at fair value through profit or loss. If an entity, that is not itself an investment entity, has an interest in an associate or joint venture that is an investment entity, the entity may, when applying the equity method, elect to retain the fair value measurement applied by that investment entity associate or joint venture to the investment entity associate’s or joint venture’s interests in subsidiaries. This election is made separately for each investment entity associate or joint venture, at the later of the date on which:

(a)	the investment entity associate or joint venture is initially recognised;
(b)	the associate or joint venture becomes an investment entity; and
(c)	the investment entity associate or joint venture first becomes a parent.

These amendments had no impact on the Group’s consolidated financial statements.

2.4Standards issued but not yet effective

IFRS 16 - Leases

IFRS 16 was issued in January 2016 and it replaces IAS 17 Leases, IFRIC 4 Determining whether an Arrangement contains a Lease, SIC‑15 Operating Leases-Incentives and SIC‑27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease. IFRS 16 sets out the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to account for all leases under a single on-balance sheet model similar to the accounting for finance leases under IAS 17. The standard includes two recognition exemptions for lessees – leases of ‘low-value’ assets (e.g., personal computers) and short-term leases (i.e., leases with a lease term of 12 months or less). At the commencement date of a lease, a lessee will recognise a liability to make lease payments (i.e., the lease liability) and an asset representing the right to use the underlying asset during the lease term (i.e., the right-of-use assets). Lessees will be required to separately recognise the interest expense on the lease liability and the depreciation expense on the right-of-use assets.

Lessees will be also required to remeasure the lease liability upon the occurrence of certain events (e.g., a change in the lease term, a change in future lease payments resulting from a change in an index or rate used to determine those payments). The lessee will generally recognise the amount of the remeasurement of the lease liability as an adjustment to the right-of-use assets.

Lessor accounting under IFRS 16 is substantially unchanged from legacy accounting under IAS 17. Lessors will continue to classify all leases using the same classification principle as in IAS 17 and distinguish between two types of leases: operating and finance leases.

IFRS 16 also requires lessees and lessors to make more extensive disclosures than under IAS 17.

IFRS 16 is effective for annual periods beginning on or after January 1, 2019. Early application is permitted, but not before an entity applies IFRS 15. A lessee can choose to apply the standard using either a full retrospective or a modified retrospective approach. The standard’s transition provisions permit certain reliefs. The Group will apply IFRS 16 for the periods beginning on January 1, 2019 using modified retrospective approach.

Most contracts where the Group acts as a lessee (except for long-term contract for offise premises lease), fall under the recognition exemption for being short-term leases. The Group will not recognize either assets or liabilities for them and will continue recognize expenditure arising from them as expenses on rent of premises and related utility expenses (within selling, general, and administrative expenses) as they are incurred.

Accounting of several long-term contracts of lease of office premises where the Group acts as a lessee, will have a material effect on the consolidated financial statements of the Group. This effect will result from recognition of lease liabilities and right-of-use assets and from derecognition of accounts payable related to these contracts.

Lease liabilities will be recognized at the date of initial application at the present value of the remaining lease payments discounted using the Group’s incremental borrowing rate at the date of initial application.

Right-of use assets will be recognized at an amount equal to the lease liability adjusted by the amount of any prepaid or accrued lease payments relating to that lease recognized in the statement of financial position immediately before the date of initial application. No impairment will be accrued on right-of-use assets as at the date of initial application.

The accumulated balance of accounts payable representing rent expenses recognized but not paid under some contracts as at the transition date will be written off to retained earnings of prior periods at the date of initial application.

The provisional Impact of adopting IFRS 16 on the statement of financial position (increase/ (decrease)) as at January 1, 2019:

Amount
Assets
Property and equipment (Right-of-use assets)	1,088
Other non-current assets (Advances issued (long-term))	(9)
Trade and other receivables (Advances issued (short-term))	(3)
Deferred tax assets	(29)
Total assets	1,047

Liabilities
Long-term portion of lease liabilities	702
Short-term portion of lease liabilities	360
Trade and other payables (Other payables)	(132)
Total Liabilities	930

Net impact on equity, Including	117
Retained earnings	117

The following other new pronouncements are not expected to have any material impact on the Group when adopted:

-	Long-term Interests in Associates and Joint Ventures – Amendments to IAS 28 (issued on October 12, 2017 and effective for annual periods beginning on or after January 1, 2019).
-	Annual Improvements to IFRSs 2015‑2017 cycle - Amendments to IFRS 3, IFRS 11, IAS 12, IAS 23 (issued on December 12, 2017 and effective for annual periods beginning on or after January 1, 2019).
-	Prepayment Features with Negative Compensation – Amendments to IFRS 9 (issued on October 12, 2017 and effective for annual periods beginning on or after January 1, 2019).
-	Amendments to References to the Conceptual Framework in IFRS Standards (issued on March 29, 2018 and effective for annual periods beginning on or after January 1, 2020).
-	Amendments to IAS 1 and IAS 8: Definition of Material (issued on October 31, 2018 and effective for annual periods beginning on or after January 1, 2020).
-	Amendment to IFRS 3 Business Combinations (issued on October 22, 2018 and effective for annual periods beginning on or after January 1, 2020).
-	IFRIC Interpretation 23 Uncertainty over Income Tax Treatment (issued on June, 2017 and effective for annual periods beginning on or after January 1, 2019).